SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION
16.	SEGMENT INFORMATION

Management operates the Company in two reportable operating segments: Cemetery Operations and Funeral Home Operations. These operating segments reflect the way the Company manages its operations and makes business decisions. Management evaluates the performance of these operating segments based on interments performed, interment rights sold, pre-need cemetery and at-need cemetery contracts written, revenue and segment profit (loss). As a percentage of revenue and assets, the Company’s major operations consist of its cemetery operations.

The following tables present financial information with respect to the Company’s segments (in thousands). Corporate costs represent those not directly associated with an operating segment, such as corporate overhead, interest expense and income taxes. Corporate assets primarily consist of cash and cash equivalents and restricted cash.

	Three Months Ended March 31,
	2020	2019
STATEMENT OF OPERATIONS DATA:
Cemetery Operations:
Revenues	$58,066	$57,910
Operating costs and expenses	(51,138)	(53,162)
Depreciation and amortization	(1,704)	(1,962)

Segment operating profit	$5,224	$2,786

Funeral Home Operations:
Revenues	$13,179	$13,559
Operating costs and expenses	(10,658)	(11,500)
Depreciation and amortization	(539)	(588)

Segment operating profit	$1,982	$1,471

Reconciliation of segment operating profit to net income (loss):
Cemetery Operations	$5,224	$2,786
Funeral Home Operations	1,982	1,471

Total segment profit	7,206	4,257

Corporate overhead	(8,501)	(13,413)
Corporate depreciation and amortization	(216)	(207)
Gain on sale of businesses	24,086	—
Interest expense	(12,284)	(13,171)
Income tax expense	(1,288)	—

Net income (loss)	$9,003	$(22,534)

CASH FLOW DATA:
Capital expenditures:
Cemetery Operations	$1,188	$890
Funeral Home Operations	10	976
Corporate	875	37

Total capital expenditures	$2,073	$1,903

	March 31, 2020	December 31, 2019
BALANCE SHEET DATA:
Assets:
Cemetery Operations	$1,394,901	$1,504,463
Funeral Home Operations	136,726	148,310
Corporate	56,792	66,595

Total assets	$1,588,419	$1,719,368

Assets held for sale:
Cemetery Operations	$65,360	$20,819
Funeral Home Operations	12,490	3,039

Total assets held for sale	$77,850	$23,858

Disposed assets:
Cemetery Operations	$20,445	$—
Funeral Home Operations	3,032	110

Total disposed assets	$23,477	$110

23.	SEGMENT INFORMATION

Management operates the Company in two reportable operating segments: Cemetery Operations and Funeral Home Operations. These operating segments reflect the way the Company manages its operations and makes business decisions. Management evaluates the performance of these operating segments based on interments performed, interment rights sold, pre-need cemetery and at-need cemetery contracts written, revenue and segment profit (loss). As a percentage of revenue and assets, the Company’s major operations consist of its cemetery operations.

The following tables present financial information with respect to the Company’s segments (in thousands). Corporate costs represent those not directly associated with an operating segment, such as corporate overhead, interest expense and income taxes. Corporate assets primarily consist of cash and cash equivalents and restricted cash.

	Year Ended December 31,
	2019	2018
STATEMENT OF OPERATIONS DATA:
Cemetery Operations(1):
Revenues	$237,887	$261,935
Operating costs and expenses	(218,091)	(238,974)
Depreciation and amortization	(7,420)	(8,037)

Segment operating profit	$12,376	$14,924

Funeral Home Operations:
Revenues	51,635	54,191
Operating costs and expenses	(43,315)	(44,525)
Depreciation and amortization	(2,376)	(2,744)

Segment operating profit	$5,944	$6,922

Reconciliation of segment operating profit to net loss:
Cemetery Operations	12,376	14,924
Funeral Home Operations	5,944	6,922

Total segment profit	18,320	21,846

Corporate overhead	(51,107)	(53,281)
Corporate depreciation and amortization	(986)	(955)
Other losses, net	(8,106)	(11,504)
Loss on debt extinguishment	(8,478)	—
Loss on impairment of goodwill	(24,862)	—
Interest expense	(48,519)	(30,602)
Income tax (expense) benefit	(28,204)	1,797

Net loss	$(151,942)	$(72,699)

Exit and disposal activities
Cemetery Operations	$935	$—
Funeral Home Operations	25	—
Corporate	583	—

Total exit and disposal activities	$1,543	$—

CASH FLOW DATA:
Capital expenditures:
Cemetery Operations	$4,871	$9,025
Funeral Home Operations	1,431	2,839
Corporate	115	308

Total capital expenditures	$6,418	$12,172

(1)	Segment operating profit for Cemetery Operations for the year ended December31, 2019 excludes the loss on impairment of goodwill recognized by the Company in 2019.

	December 31, 2019	December 31, 2018
BALANCE SHEET DATA:
Assets:
Cemetery Operations	$1,504,463	$1,509,947
Funeral Home Operations	148,310	136,064
Corporate	66,595	24,370

Total assets	$1,719,368	$1,670,381

Goodwill:
Cemetery Operations	$—	$24,862
Assets held for sale:
Cemetery Operations	$20,819	$349
Funeral Home Operations	3,039	408

Total assets held for sale	$23,858	$757

Disposed assets:
Cemetery Operations	$—	$18
Funeral Home Operations	110	586

Total disposed assets	$110	$604